Net Income Per Share	12 Months Ended
Dec. 31, 2023
Earnings Per Share [Abstract]
Net Income Per Share
19.
NET INCOME PER SHARE

	As of December 31,
	2021	2022	2023
	RMB	RMB	RMB
Numerator:
Net income attributable to Sunlands Technology Group used in basic and diluted net income per share:
Net income attributable to ordinary shareholders	219,056	643,959	640,830
Denominator:
Weighted average ordinary shares outstanding used in computing basic and diluted net income per share	6,727,552	6,840,079	6,899,456
Net income per share
Basic and diluted	32.56	94.14	92.88

31,931, 31,550 and 31,550 share options were not considered in the computation of diluted net income per share for the years ended December 31, 2021, 2022 and 2023, respectively, as the effect of potential issuances of shares for share options was anti-dilutive.